Loans (Details 5) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Fixed interest rates	$ 3,322,817		$ 3,252,331
Floating interest rates	3,363,427		2,895,967
Loans and Leases Receivable	$ 6,686,244	[1]	$ 6,148,298	[1]

[1]	Current ratings as of December 31, 2014 and 2013, respectively.